Empower Emerging Markets Equity Fund Expense Example - Empower Emerging Markets Equity Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	1,216
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	735
Expense Example, with Redemption, 10 Years	$ 1,626